DESCRIPTION OF BUSINESS - Reverse Recapitalization (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 04, 2021	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash - TSIA trust and cash, net of redemptions		$ 300,122
Cash - PIPE Investment including cash election	$ 192,600	192,550
Less: transaction costs and advisory fees paid		(36,783)
Less: Cash election payment		(2,313)
Less: issuance and other costs paid		(5,621)
Net proceeds from Business Combination	$ 450,000	447,955
Less: Accrued issuance costs		0
Less: Private placement warrants received as part of Business Combination		(13,872)
Plus: Prepaid expenses received as part of Business Combination		510
Reverse recapitalization, net of transaction costs		$ 434,593